Recurring Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Recurring Fair Value Measurements
Note 6 — Recurring Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of September 30, 2022 and December 31, 2021 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	September 30, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:

U.S. Money Market held in Trust Account	$57,849,285	$57,849,285	$—	$—

	$57,849,285	$57,849,285	$—	$—

Liabilities:

Warrant liabilities-Private Placement Warrants	$300,000	$—	$—	$300,000

	$300,000	$—	$—	$300,000

	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:

U.S. Money Market held in Trust Account	$57,506,299	$57,506,299	$—	$—

	$57,506,299	$57,506,299	$—	$—

Liabilities:

Warrant liabilities-Private Placement Warrants	$1,975,000	$—	$—	$1,975,000

	$1,975,000	$—	$—	$1,975,000

The
following table sets forth a summary of the changes in the fair value of the warrant liabilities for the three and nine months ended September 30, 2022 and for the period from February 1, 2021 through September 30, 2021:

Warrant Liability

Fair value as of December 31, 2021	$1,975,000
Change in fair value(1)	(1,025,000)

Fair value as of March 31, 2022	$950,000
Change in fair value(1)	(400,000)

Fair value as of June 30, 2022	$550,000
Change in fair value(1)	(250,000)
Fair value as of September 30, 2022	$300,000

Warrant Liability
Fair value as of February 1, 2021	$2,303,000
Issuance of private warrants in connection with over-allotment as of February 2, 2021	147,000
Change in fair value(1)	(800,000)

Fair value as of September 30, 2021	$1,650,000

(1)	Represents the non-cash gain on the change in valuation of Private Warrants and is included in the change in fair value of warrant liability on the statement of operations.
At
September 30, 2022, the Public Warrants were determined to contain none of the features requiring liability treatment; therefore, the Public warrants were not included in the fair value reporting.
The Private Placement Warrants were valued using a Modified Black Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement. The Modified Black Scholes model’s primary unobservable input utilized in determining the fair value of the Private Placement Warrants is the expected volatility of the common stock. The fair value of the Private Placement Warrants w as
 discounted to present value at September 30, 2022, utilizing the Business Combination date of November 1, 2022, as the key unobservable input. The expected volatility as of the Initial Public Offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target.

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. There were no transfers between levels for the period from January 1, 2022 through September 30, 2022.
The
following table provides quantitative information regarding Level 3 fair value measurements for Private Warrants as of September 30, 2022 and December 31, 2021.

	September 30, 2022	December 31, 2021
Exercise price	$11.50	$11.50
Share price	$9.98	$9.74
Volatility	2.50%	13.75%
Expected life	3.19	5.33
Risk-free rate	4.06%	1.26%
Dividend yield	—%	—%

Note 6 — Recurring Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2021, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Money Market held in Trust Account	$57,506,299	$57,506,299	$—	$—

	$57,506,299	$57,506,299	$—	$—

Liabilities:
Warrant liabilities-Private Placement Warrants	$1,975,000	$—	$—	$1,975,000

	$1,975,000	$—	$—	$1,975,000

The following table sets forth a summary of the changes in the fair value of the warrant liabilities for the period from February 1, 2021 through December 31, 2021:

Warrant Liability
Fair value as of February 1, 2021	$2,303,000
Issuance of private warrants in connection with over-allotment as of February 2, 2021	147,000
Change in fair value (1)	(475,000)

Fair value as of December 31, 2021	$1,975,000

(1)	Represents the non-cash gain on the change in valuation of Private Warrants and is included in the change in fair value of warrant liability on the statements of operations.

At December 31, 2021, the Public Warrants were determined to contain none of the features requiring liability treatment; therefore, the Public warrants were not included in the fair value reporting.
The Private Warrants were valued using a Modified Black Scholes Model. The Private Warrants are considered to be a Level 3 fair value measurements due to the use of unobservable inputs. The Black Scholes Model can be modified to value SPAC Private Warrants by discounting the Acquisition Date warrant value to the Valuation Date and multiplying the present value by the probability of a future transaction occurring.
Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. There were no transfers between levels for the year ended December 31, 2021.
The following table provides quantitative information regarding Level 3 fair value measurements for Private Warrants as of December 31, 2021 and February 1, 2021.

	December 31, 2021	February 1, 2021
Exercise price	$11.50	$11.50
Share price	$9.74	$10.00
Volatility	13.75%	19.00%
Expected life	5.33	5.99
Risk-free rate	1.26%	0.42%
Dividend yield	—%	—%